GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 8,815	$ 5,317
Acquisitions through business combinations	6,125	4,158
Impairment losses	(453)	0
Foreign currency translation and other	63	(660)
Ending balance	14,550	8,815
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	9,198	5,707
Acquisitions through business combinations	6,125	4,158
Impairment losses	0	0
Foreign currency translation and other	89	(667)
Ending balance	15,412	9,198
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(383)	(390)
Acquisitions through business combinations	0	0
Impairment losses	(453)	0
Foreign currency translation and other	(26)	7
Ending balance	$ (862)	$ (383)